Expense Example - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - Strategic Advisers Tax-Sensitive Short Duration Fund - Strategic Advisers Tax-Sensitive Short Duration Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 9
3 years	48
5 years	130
10 years	$ 371